Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development					$ 2,994,528	$ 5,288,580	$ 9,845,603
General and administrative					1,857,563	2,386,469	2,125,628
Total operating expenses					4,852,091	7,675,049	11,971,231
Loss from operations					(4,852,091)	(7,675,049)	(11,971,231)
Interest and other income, net						385,472	142,115
Other income:
Gain from settlement of liabilities with vendors
Other expense
Change in fair value of derivative liabilities					225,165
Interest expense, net					96,089
Total other income					321,254
Net loss					$ (4,530,837)	$ (7,289,577)	$ (11,829,116)
Net loss per share:
Basic (in Dollars per share)					$ (0.5)	$ (0.8)	$ (1.32)
Diluted (in Dollars per share)					$ (0.5)	$ (0.8)	$ (1.32)
Weighted average common shares outstanding:
Basic (in Shares)					9,061,657	9,058,025	8,974,247
Diluted (in Shares)					9,061,657	9,058,025	8,974,247
Phoenix Biotech Acquisition Corp
Operating expenses:
General and administrative						$ 2,892,935	$ 2,841,391
Franchise tax						40,050	64,050
Loss from operations						(2,932,985)	(2,905,441)
Other income:
Interest income earned on marketable securities held in Trust Account						491,571	2,836,864
Loss before provision for income taxes						(2,441,414)	(68,577)
Provision for income taxes						(94,819)	(599,159)
Total other income						491,571	2,836,864
Net loss						$ (2,536,233)	$ (667,736)
Class A Common Stock | Phoenix Biotech Acquisition Corp
Net loss per share:
Basic (in Dollars per share)						$ (0.39)	$ (0.03)
Diluted (in Dollars per share)						$ (0.39)	$ (0.03)
Weighted average common shares outstanding:
Basic (in Shares)						4,224,247	17,896,428
Class B Common Stock | Phoenix Biotech Acquisition Corp
Net loss per share:
Basic (in Dollars per share)						$ (0.39)	$ (0.03)
Diluted (in Dollars per share)						$ (0.39)	$ (0.03)
Weighted average common shares outstanding:
Basic (in Shares)						2,304,421	4,596,250
Successor
Operating expenses:
Research and development		$ 2,714,344		$ 3,618,359
General and administrative		2,433,893		5,184,815
Total operating expenses		5,148,237		8,803,174
Loss from operations		(5,148,237)		(8,803,174)
Other income:
Gain from settlement of liabilities with vendors		447,335		589,223
Other expense		(630,775)		(630,775)
Change in fair value of derivative liabilities		2,900,000		4,700,000
Interest expense, net		(16,977)		(31,411)
Total other income		2,699,583		4,627,037
Net loss		$ (2,448,654)		$ (4,176,137)
Net loss per share:
Basic (in Dollars per share)		$ (0.15)		$ (0.27)
Diluted (in Dollars per share)		$ (0.15)		$ (0.27)
Weighted average common shares outstanding:
Basic (in Shares)		16,198,929		15,718,888
Diluted (in Shares)		16,198,929		15,718,888
Predecessor
Operating expenses:
Research and development	$ 764,192		$ 1,193,087
General and administrative	132,941		1,220,659
Total operating expenses	897,133		2,413,746
Loss from operations	(897,133)		(2,413,746)
Other income:
Gain from settlement of liabilities with vendors
Other expense
Change in fair value of derivative liabilities	320,117		261,822
Interest expense, net	4,805		59,417
Total other income	324,922		321,239
Net loss	$ (572,211)		$ (2,092,507)
Net loss per share:
Basic (in Dollars per share)	$ (0.06)		$ (0.23)
Diluted (in Dollars per share)	$ (0.06)		$ (0.23)
Weighted average common shares outstanding:
Basic (in Shares)	9,068,899		9,063,377
Diluted (in Shares)	9,068,899		9,063,377